FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [abstract]
Accounts payable	$ 715,452	$ 336,256
Accrued liabilities	221,634	270,237
Due to related parties	284,920	950,464
Employee retention allowance	184,159	180,519	$ 171,867
Lease obligation	188,370	204,248
Loan	$ 11,650	$ 27,274